Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity
A summary of the status of our options as of Dec. 31, 2016, and changes during the year, is presented below:

Stock option activity	Shares subject to option	Weighted-average exercise price	Weighted-average remaining contractual term (in years)
Balance at Dec. 31, 2015	35,735,264	$33.57	3.4
Granted	—	—
Exercised	(12,746,946)	34.17
Canceled/Expired	(1,746,750)	41.38
Balance at Dec. 31, 2016	21,241,568	$32.57	2.8
Vested and expected to vest at Dec. 31, 2016	21,241,568	32.57	2.8
Exercisable at Dec. 31, 2016	21,241,568	32.57	2.8

Stock Options Outstanding

Stock options outstanding at Dec. 31, 2016
	Options outstanding			Options exercisable (a)
Range of exercise prices	Outstanding	Weighted-average remaining contractual life (in years)	Weighted-average exercise price	Exercisable	Weighted-average exercise price
$ 18 to 31	13,318,863	3.9	$25.91	13,318,863	$25.91
$ 31 to 41	1,587,665	0.3	40.29	1,587,665	40.29
$ 41 to 51	6,335,040	1.0	44.63	6,335,040	44.63
$ 18 to 51	21,241,568	2.8	$32.57	21,241,568	$32.57

(a)	At Dec. 31, 2015 and 2014, 33,703,283 and 42,137,574 options were exercisable at an average price per common share of $34.27 and $34.38, respectively.

Aggregate Intrinsic Value of Options

Aggregate intrinsic value of options
(in millions)	2016	2015	2014
Outstanding at Dec. 31,	$315	$306	$409
Exercisable at Dec. 31,	$315	$267	$307

Nonvested Restricted Stock and Restricted Stock Units Activity
The following table summarizes our nonvested PSU, restricted stock and RSU activity for 2016.

Nonvested PSU, restricted stock and RSU activity	Number of shares	Weighted- average fair value
Nonvested PSUs, restricted stock and RSUs at Dec. 31, 2015	16,983,971	$34.07
Granted	8,331,206	35.10
Vested	(6,808,038)	32.10
Forfeited	(511,624)	34.63
Nonvested PSUs, restricted stock and RSUs at Dec. 31, 2016	17,995,515	$35.98